May 5, 2000




Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re:  The Prudential Group Variable Contract Account GI-2
     Registration No. 333-01031


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Prudential Insurance Company of America, on behalf of The Prudential Group Variable Contract Account GI-2 (the "Separate Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of the Prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.


                                         Respectfully submitted,



                                     /s/ C. CHRISTOPHER SPRAGUE
                                         -----------------------------------
                                         C. Christopher Sprague, Esq.
                                         Assistant General Counsel
                                         The Prudential Insurance Company
                                         of America